1. BACKGROUND (Tables)	6 Months Ended
Jun. 30, 2015
Background Tables
Schedule of financial statement amounts and balances of the VIEs

	June 30,	December 31,
	2015	2014
	(unaudited)

Total assets	$331,348	$458,794
Total liabilities	152,280	271,099

	Six months ended
	June 30,
	2015	2014
	(unaudited)	(unaudited)

Revenues	$13,480	$23,910
Net loss	(1,620)	(4,604)